PUBLIC OFFERING (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
PUBLIC OFFERING [Abstract]
PUBLIC OFFERING
NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 8,625,000 Public Shares, which included a full exercise by the underwriter of its over-allotment option in the amount of 1,125,000 Public Shares, at a price of $10.00 per Public Share.

NOTE 3. PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 8,625,000 Public Shares, which included a full exercise by the underwriter of its over-allotment option in the amount of 1,125,000 Public Shares, at a price of $10.00 per Public Share.